UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2006

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	John Torell
Title:	AVP, Investment Management Division
Phone:	949-219-1735

Signature, Place, and Date of Signing








Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: 33,777

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 3/31/2006

				 FAIR MKT SHARES OR	VOTING
NAME OF ISSUER	      CUSIP	 VALUE	  PRINCIPAL	AUTHORITY
AMERICAN CAP STRAT    024937104	 2,637 	  75,000 	 75,000
CIENA CORP	      171779101	 635 	  121,831 	 121,831
CORE-MARK HOLDING CO  218681104	 1,113 	  29,103 	 29,103
LIBERTY GLOBAL INC-A  530555101	 153 	  7,476 	 7,476
LIBERTY GLOBAL INC-C  530555309	 148 	  7,476 	 7,476
LORAL SPACE & COMM    543881106	 985 	  34,251 	 34,251
MCDATA CORPORATION    580031201	 2 	  510 	 	 510
NASDAQ-100 INDEX TRCK 631100104	 1,258 	  30,000 	 30,000
NEWTEK BUSINESS SERV  652526104	 114 	  52,350 	 52,350
NTL INC		      62941W101	 1,123 	  38,570 	 38,570
ROGERS COMM INC CL B  775109200	 703 	  18,428 	 18,428
SPDR TRUST SERIES 1   78462F103	 1,947 	  15,000 	 15,000
ST PAUL TRAVELERS COS 792860108	 14 	  341 	 	 341
VERIZON COMM	      92343V104	 554 	  16,258 	 16,258
GENERAL MOTORS CONV   370442741	 898 	  967,500 	 -
NEXTEL COMM CONV SR   65332VAY9	 19,500   19,500,000 	 -
THERMOTREX CORP CONV  883556AJ1	 1,993 	  2,000,000 	 -